UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                    FORM N-PX
          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-00747
                                   ---------

                            AMERITOR INVESTMENT FUND
                            ------------------------
               (Exact name of registrant as specified in charter)

                            4400 MacArthur Blvd. N.W.
                          Washington, D. C. 20007-2521
                          ----------------------------
               (Address of principal executive offices) (Zip code)

                                  JEROME KINNEY
                            4400 MacArthur Blvd. N.W.
                          Washington, D. C. 20007-2521
                          ----------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 424-8570
                                                    --------------

Date of fiscal year end: June 30, 2004
                         -------------

Date of reporting period: 12 month period ended June 30, 2004
                          -----------------------------------

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

(A) ISSUER                  Artisan Components, Inc
(B) SYMBOL                  ARTI
(C) CUSIP                   42923102
(D) DATE                    3/11/2004
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For
Issuer                      Amendment to the 2003 stock plan                                  For      For      For
Issuer                      Amendment to the 1997 direcor option plan                         For      For      For
Issuer                      Ratify the election of certified public accountants               For      For      For

(A) ISSUER                  Ashworth, Inc
(B) SYMBOL                  ASHW
(C) CUSIP                   04516H101
(D) DATE                    3/24/2004
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For

(A) ISSUER                  Axcelis Technologies, Inc.
(B) SYMBOL                  ACLS
(C) CUSIP                   54540109
(D) DATE                    4/29/2004
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For
Issuer                      Ratify the selection of certified public accountants              For      For      For

(A) ISSUER                  Biomet, Inc.
(B) SYMBOL                  BMET
(C) CUSIP                   90613100
(D) DATE                    9/27/2003
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For
Issuer                      Ratify the selection of certified public accountants              For      For      For

(A) ISSUER                  Caremark RX, Inc
(B) SYMBOL                  CMX
(C) CUSIP                   141705103
(D) DATE                    3/22/2004
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Approve an amendment to increase shares of common stock           For      For      For
Issuer                      Approve the issuance of Caremark common stock                     For      For      For
Issuer                      Approve an amendment to increase shares of prefered stock         For      For      For
Issuer                      Approve 2004 incentive stock plan                                 For      For      For
Issuer                      Adjourn or postpone the Caremark special meeting                  For      For      For
                                                                                              For      For      For
(A) ISSUER                  Charlotte Russe Holding, Inc
(B) SYMBOL                  CHIC
(C) CUSIP                   161048103
(D) DATE                    2/10/2004
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For

(A) ISSUER                  Conn's Inc
(B) SYMBOL                  CONN
(C) CUSIP                   208242107
(D) DATE                    6/3/2004
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For
Issuer                      Approve an amendment to certificate of incorporation              For      For      For
Issuer                      Approve an mendment 2003 incentive stock option plan              For      For      For

(A) ISSUER                  CSS Industried, Inc
(B) SYMBOL                  CSS
(C) CUSIP                   125906107
(D) DATE                    8/6/2003
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For

(A) ISSUER                  First Bancorp
(B) SYMBOL                  FBP
(C) CUSIP                   318672102
(D) DATE                    4/29/2004
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For
Issuer                      Elect a director for a term of one year                           For      For      For
Issuer                      Ratify the selection of certified public accountants              For      For      For
Issuer                      Consider any other matters                                        For      For      For

(A) ISSUER                  Fremont General Corporation
(B) SYMBOL                  FMT
(C) CUSIP                   357288109
(D) DATE                    5/20/2004
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For
Issuer                      Approval of executive officer annual bonus plan                   For      For      For
Issuer                      Approval of supplemental executive retirement plan                For      For      For
Issuer                      Ratify the election of certified public accountants               For      For      For

(A) ISSUER                  Fresh Del Monte Produce Inc
(B) SYMBOL                  FDP
(C) CUSIP                   G36738105
(D) DATE                    4/28/2004
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For
Issuer                      Approval of financial statement for the 2003                      For      For      For
Issuer                      Ratify the election of certified public accountants               For      For      For
Issuer                      Approval of the company final dividend payment                    For      For      For

(A) ISSUER                  Greenpoint Financial Corp.
(B) SYMBOL                  GPT
(C) CUSIP                   395384100
(D) DATE                    4/30/2004
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For
Issuer                      Ratify the election of certified public accountants               For      For      For

(A) ISSUER                  Helen of Troy Limited Annual
(B) SYMBOL                  HELE
(C) CUSIP                   G4388N106
(D) DATE                    8/26/2003
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For
Issuer                      Amendment to the 2003 stock plan                                  For      For      For
Issuer                      Amendment to the 1997 cash bonus preformance plan                 For      For      For
Issuer                      Ratify the election of certified public accountants               For      For      For

(A) ISSUER                  Indymac Bancorp, Inc
(B) SYMBOL                  NDE
(C) CUSIP                   456607100
(D) DATE                    4/28/2004
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For
Issuer                      Approval of the 2002 incentive plan                               For      For      For
Issuer                      Ratify the election of certified public accountants               For      For      For

(A) ISSUER                  IPC Holdings, LTD
(B) SYMBOL                  IPCR
(C) CUSIP                   G4933P101
(D) DATE                    6/11/2004
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For
Issuer                      Appoitment and remuneration of independent auditors               For      For      For

(A) ISSUER                  MCG Capital Corporation
(B) SYMBOL                  MCGC
(C) CUSIP                   58047P107
(D) DATE                    5/19/2004
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For
Issuer                      Ratify the election of certified public accountants               For      For      For

(A) ISSUER                  Northern Dynasty Minerals LTD
(B) SYMBOL                  NDMLF
(C) CUSIP                   66510M204
(D) DATE                    6/23/2004
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For
Issuer                      Fixing the size if the board of directors                         For      For      For
Issuer                      Appoint De Visser Gray as auditor of the company                  For      For      For
Issuer                      Alter articles to provide an unlimited num.of common stock        For      For      For
Issuer                      Authorize the board to increase stock                             For      For      For
Issuer                      Amendmend share option plan                                       For      For      For

(A) ISSUER                  Offshore Logistics, Inc
(B) SYMBOL                  OLG
(C) CUSIP                   676255102
(D) DATE                    9/15/2003
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For
Issuer                      Approval of 2003 nonqualified stock option plan                   For      For      For

(A) ISSUER                  Polymedica Corporation
(B) SYMBOL                  PLMD
(C) CUSIP                   731738100
(D) DATE                    9/26/2003
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For
Issuer                      Ratify the election of certified public accountants               For      For      For

(A) ISSUER                  Regis Corportion
(B) SYMBOL                  RGS
(C) CUSIP                   758932107
(D) DATE                    10/3/2003
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For

(A) ISSUER                  Ruby Tuesday, Inc
(B) SYMBOL                  RI
(C) CUSIP                   781182100
(D) DATE                    10/7/2003
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For
Issuer                      Approve 2003 stock incentive plan                                 For      For      For
Stockholder                 Request review of  policies on ingredients                        Against  Against  Against

(A) ISSUER                  Sonicwall, Inc
(B) SYMBOL                  SNWL
(C) CUSIP                   835470105
(D) DATE                    12/12/2003
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For
Issuer                      Amendment to bylaw to increase number of directors                For      For      For
Issuer                      Amendment to the 1999 employee stock purchase plan                For      For      For
Issuer                      Ratify the election of certified public accountants               For      For      For
Issuer                      Proxies are authorized to vote upon anu other business            For      For      For

(A) ISSUER                  Sovereign Bancorp, Inc
(B) SYMBOL                  SOV
(C) CUSIP                   845905108
(D) DATE                    4/22/2004
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For
Issuer                      Ratify the election of certified public accountants               For      For      For
Issuer                      Amendment to increase the number of shares of common stock        For      For      For
Issuer                      Approve 2004 borad-based stock incentive plan                     For      For      For
Issuer                      Approve bonus recognition and retention program                   For      For      For

(A) ISSUER                  Stage Stores, inc
(B) SYMBOL                  STGS
(C) CUSIP                   85254C305
(D) DATE                    6/3/2004
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For
Issuer                      Ratify the election of certified public accountants               For      For      For
Issuer                      Approval of material terms or executive officer performance       For      For      For
Issuer                      Approval of amended and restated 2001 equity incent.plan          For      For      For

(A) ISSUER                  Texas Capital Bancshares, Inc
(B) SYMBOL                  TCBI
(C) CUSIP                   88224Q107
(D) DATE                    5/18/2004
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For

(A) ISSUER                  Total Entertainment Restaurant Corp.
(B) SYMBOL                  TENT
(C) CUSIP                   89150E100
(D) DATE                    4/5/2004
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For
Issuer                      Ratify the election of certified public accountants               For      For      For
Issuer                      Amendment 1997 directors stock option plan                        For      For      For
Issuer                      Ammendment 1997 incentive stock option plan                       For      For      For

(A) ISSUER                  World Acceptance Corporation
(B) SYMBOL                  WRLD
(C) CUSIP                   981419104
(D) DATE                    8/6/2003
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For
Issuer                      Ratify the election of certified public accountants               For      For      For

(A) ISSUER                  Zoran Corporation
(B) SYMBOL                  ZRAN
(C) CUSIP                   98975F101
(D) DATE                    8/8/2003
(F) BY                      (E) PROPOSAL                                                      (G) VOTE (H) VOTE (I) MRV
Issuer                      Elect director nominees                                           For      For      For
Issuer                      Approve the issuance of shares of common stock                    For      For      For
Issuer                      Approve an amendment to certificate of incorporation              For      For      For
Issuer                      Approve an amendment to 1995 employee stock                       For      For      For
Issuer                      Ratify the election of certified public accountants               For      For      For

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ameritor Investment Fund


By (Signature and Title)*       /S/ Jerome Kinney
                                    President

Date August 31, 2004

* Print the name and title of each signing officer under his or her signature.